Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 27, 2024	Dec. 31, 2023	Dec. 27, 2023
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ 213,411	$ 159,514		$ (35,525)
Redemption period			1 year
Net loss attributable to redeemable noncontrolling interest	$ 50,529	$ 73,384
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)					59,930,000
LGM Enterprises, LLC
Noncontrolling Interest [Line Items]
Company Ownership	34.00%	23.00%